Item 1. Schedule of Investments


 T. Rowe Price Mid-Cap Growth Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  95.3%
 CONSUMER DISCRETIONARY  14.0%
 Auto Components  0.7%
 Gentex                                                2,200,000     77,286

                                                                     77,286

 Hotels, Restaurants & Leisure  2.0%
 Fairmont Hotels +                                     4,000,000     109,280

 PF Chang's China Bistro *                             1,000,000     48,490

 The Cheesecake Factory *                              1,750,000     75,950

                                                                     233,720

 Household Durables  0.7%
 Garmin                                                1,750,000     75,687

                                                                     75,687

 Leisure Equipment & Products  1.3%
 Brunswick                                             3,200,000     146,432

                                                                     146,432

 Media  4.3%
 Cablevision Systems, Class A *                        2,250,000     45,630

 Catalina Marketing+                                   1,950,000     45,006

 Citadel Broadcasting *+                               8,000,000     102,560

 Cox Radio, Class A *                                  2,600,000     38,792

 Entercom Communications *                             2,050,000     66,953

 Getty Images *                                        500,000       27,650

 Rogers Communications, Class B                        3,300,000     66,693

 Scholastic *                                          1,700,000     52,513

 XM Satellite Radio Holdings, Class A *                1,700,000     52,734

                                                                     498,531

 Multiline Retail  1.4%
 Dollar Tree Stores *                                  2,600,000     70,070

 Family Dollar Stores                                  3,600,000     97,560

                                                                     167,630

 Specialty Retail  3.6%
 Best Buy                                              1,800,000     97,632

 O'Reilly Automotive *                                 1,600,000     61,264

 PETsMART                                              3,600,000     102,204

 Ross Stores                                           3,000,000     70,320

 Williams-Sonoma *                                     2,200,000     82,610

                                                                     414,030

 Total Consumer Discretionary                                        1,613,316

 CONSUMER STAPLES  1.9%
 Beverages  0.7%
 Cott *                                                3,000,000     86,520

                                                                     86,520

 Food & Staples Retailing  1.2%
 Shoppers Drug Mart (CAD) *                            1,600,000     43,248

 Whole Foods Market                                    1,100,000     94,369

                                                                     137,617

 Total Consumer Staples                                              224,137

 ENERGY  9.3%
 Energy Equipment & Services  5.5%
 BJ Services                                           3,500,000     183,435

 Cooper Cameron *                                      1,600,000     87,744

 Diamond Offshore Drilling                             3,400,000     112,166

 FMC Technologies *                                    2,850,000     95,190

 Smith International *                                 2,500,000     151,825

                                                                     630,360

 Oil & Gas  3.8%
 EOG Resources                                         1,600,000     105,360

 Murphy Oil                                            1,800,000     156,186

 Western Gas Resources                                 2,500,000     71,475

 XTO Energy                                            3,400,000     110,432

                                                                     443,453

 Total Energy                                                        1,073,813

 FINANCIALS  8.3%
 Capital Markets  3.6%
 AmeriTrade *                                          6,750,000     81,068

 Eaton Vance                                           2,000,000     80,780

 Federated Investors, Class B                          1,500,000     42,660

 Investors Financial Services                          1,100,000     49,643

 Legg Mason                                            1,200,000     63,924

 Waddell & Reed Financial, Class A +                   4,225,000     92,950

                                                                     411,025

 Commercial Banks  0.2%
 Silicon Valley Bancshares *                           600,000       22,302

                                                                     22,302

 Consumer Finance  0.6%
 Moneygram International                               4,300,000     73,444

                                                                     73,444

 Diversified Financial Services  1.3%
 CapitalSource *                                       3,100,000     69,254

 Principal Financial Group                             2,100,000     75,537

                                                                     144,791

 Insurance  2.1%
 Assurant                                              2,000,000     52,000

 Axis Capital Holdings                                 1,600,000     41,600

 Protective Life                                       1,600,000     62,896

 Willis Group Holdings                                 2,250,000     84,150

                                                                     240,646

 Thrifts & Mortgage Finance  0.5%
 Radian                                                1,300,000     60,099

                                                                     60,099

 Total Financials                                                    952,307

 HEALTH CARE  18.2%
 Biotechnology  6.2%
 Abgenix *                                             2,250,000     22,185

 Alkermes *                                            2,250,000     25,965

 Amylin Pharmaceuticals *                              1,400,000     28,728

 Celgene *                                             850,000       49,495

 Cephalon *                                            1,700,000     81,430

 Eyetech Pharmaceuticals *                             950,000       32,291

 Gen-Probe *                                           500,000       19,935

 Gilead Sciences *                                     3,300,000     123,354

 Human Genome Sciences *                               2,300,000     25,093

 Imclone Systems *                                     650,000       34,352

 MedImmune *                                           6,800,000     161,160

 Neurocrine Biosciences *                              1,250,000     58,950

 Protein Design Labs *                                 1,750,000     34,265

 Vertex Pharmaceuticals *                              2,200,000     23,100

                                                                     720,303

 Health Care Equipment & Supplies  2.5%
 Edwards Lifesciences *                                1,950,000     65,325

 Invitrogen *                                          950,000       52,241

 Kinetic Concepts *                                    2,100,000     110,355

 Waters Corporation *                                  1,400,000     61,740

                                                                     289,661

 Health Care Providers & Services  6.1%
 AmerisourceBergen                                     1,700,000     91,307

 Community Health System *                             1,780,000     47,490

 Coventry Health Care *                                1,000,000     53,370

 Davita *                                              1,000,000     31,150

 Health Management                                     4,750,000     97,043

 Laboratory Corporation of America *                   2,700,000     118,044

 Manor Care                                            4,000,000     119,840

 Omnicare                                              5,000,000     141,800

                                                                     700,044

 Pharmaceuticals  3.4%
 Andrx *                                               2,352,100     52,593

 Barr Pharmaceuticals *                                2,500,000     103,575

 IVAX *                                                5,500,000     105,325

 Sepracor *                                            600,000       29,268

 Taro Pharmaceuticals, Class A *                       1,204,200     28,154

 Valeant Pharmaceuticals                               3,200,000     77,184

                                                                     396,099

 Total Health Care                                                   2,106,107

 INDUSTRIALS & BUSINESS SERVICES  13.4%
 Aerospace & Defense  2.4%
 Alliant Techsystems *+                                2,000,000     121,000

 Rockwell Collins                                      4,200,000     155,988

                                                                     276,988

 Air Freight & Logistics  1.1%
 C.H. Robinson Worldwide                               1,500,000     69,585

 Expeditors International of Washington                1,050,000     54,285

                                                                     123,870

 Airlines  1.1%
 JetBlue Airways *                                     2,600,000     54,392

 Southwest Airlines                                    5,600,000     76,272

                                                                     130,664

 Building Products  0.8%
 American Standard *                                   2,400,000     93,384

                                                                     93,384

 Commercial Services & Supplies  4.2%
 Apollo Group, Class A *                               600,000       44,022

 ChoicePoint *                                         4,100,000     174,865

 Education Management *                                2,300,000     61,272

 Manpower                                              2,700,000     120,123

 Robert Half International                             2,200,000     56,694

 Viad +                                                1,250,000     29,663

                                                                     486,639

 Industrial Conglomerates  1.1%
 Roper Industries +                                    2,250,000     129,285

                                                                     129,285

 Machinery  2.5%
 Danaher                                               1,900,000     97,432

 ITT Industries                                        1,300,000     103,987

 Oshkosh Truck                                         1,600,000     91,296

                                                                     292,715

 Trading Companies & Distributors  0.2%
 MSC Industrial Direct                                 550,000       18,744

                                                                     18,744

 Total Industrials & Business Services                               1,552,289

 INFORMATION TECHNOLOGY  24.3%
 Communications Equipment  2.3%
 Comverse Technology *                                 2,000,000     37,660

 Harris                                                2,700,000     148,338

 Juniper Networks *                                    2,500,000     59,000

 Research In Motion *                                  300,000       22,902

                                                                     267,900

 Computers & Peripherals  1.4%
 Diebold                                               1,700,000     79,390

 Lexmark International *                               250,000       21,003

 QLogic *                                              2,000,000     59,220

                                                                     159,613

 Electronic Equipment & Instruments  2.3%
 CDW                                                   1,400,000     81,242

 Flextronics *                                         2,800,000     37,100

 FLIR Systems *                                        1,275,000     74,587

 Jabil Circuit *                                       3,100,000     71,300

                                                                     264,229

 Internet Software & Services  1.8%
 CNET Networks *                                       2,900,000     26,535

 IAC/InterActiveCorp *                                 1,000,000     22,020

 Monster Worldwide *                                   2,500,000     61,600

 VeriSign *                                            4,800,000     95,424

                                                                     205,579

 IT Services  7.0%
 BearingPoint *                                        3,000,000     26,820

 CACI International, Class A *                         1,200,000     63,336

 Ceridian *                                            1,900,000     34,979

 Certegy +                                             3,500,000     130,235

 Checkfree *                                           2,100,000     58,107

 DST Systems *                                         2,900,000     128,963

 Fiserv *                                              2,000,000     69,720

 Global Payments                                       1,500,000     80,325

 Hewitt Associates, Class A *+                         2,650,000     70,119

 Iron Mountain *                                       3,300,000     111,705

 SunGard Data Systems *                                1,800,000     42,786

                                                                     817,095

 Semiconductor & Semiconductor Equipment  4.2%
 AMIS Holdings *                                       2,900,000     39,208

 Integrated Circuit Systems *                          2,500,000     53,750

 Intersil Holding, Class A                             4,800,000     76,464

 Microchip Technology                                  3,250,000     87,230

 Novellus Systems *                                    2,900,000     77,111

 PMC-Sierra *                                          3,300,000     29,073

 Semtech *                                             2,300,000     44,091

 Xilinx                                                2,900,000     78,300

                                                                     485,227

 Software  5.3%
 Adobe Systems                                         1,200,000     59,364

 Cadence Design Systems *                              5,000,000     65,200

 Citrix Systems *                                      1,200,000     21,024

 Cognos *                                              850,000       30,192

 Intuit *                                              1,200,000     54,480

 Jack Henry & Associates                               2,500,000     46,925

 McAfee *                                              6,500,000     130,650

 Mercury Interactive *                                 1,600,000     55,808

 Navteq *                                              2,402,400     85,622

 Red Hat *                                             2,500,000     30,600

 VERITAS Software *                                    1,700,000     30,260

                                                                     610,125

 Total Information Technology                                        2,809,768

 MATERIALS  3.1%
 Chemicals  1.4%
 Potash Corp./Saskatchewan                             2,500,000     160,425

                                                                     160,425

 Metals & Mining  1.7%
 Newmont Mining                                        2,000,000     91,060

 Nucor                                                 1,100,000     100,507

                                                                     191,567

 Total Materials                                                     351,992

 TELECOMMUNICATION SERVICES  2.8%
 Wireless Telecommunication Services  2.8%
 Crown Castle International *                          5,800,000     86,304

 Nextel Communications, Class A *                      1,750,000     41,720

 Nextel Partners, Class A *                            4,600,000     76,268

 Western Wireless, Class A *                           4,600,000     118,266

 Total Telecommunication Services                                    322,558

 Total Common Stocks (Cost  $8,388,010)                              11,006,287

 SHORT-TERM INVESTMENTS  4.5%
 Money Market Fund  4.5%
 T. Rowe Price Government Reserve Investment Fund
 1.62% +#                                              525,541,318   525,541

 Total Short-Term Investments (Cost  $525,541)                       525,541

 Total Investments in Securities
 99.8% of Net Assets (Cost $8,913,551)                           $   11,531,828


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing
 CAD  Canadian dollar

 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities.

                    Purchase  Sales    Realized  Investment   Value
 Affiliate          Cost      Cost     Gain/(LossIncome       9/30/04   12/31/03
 Alliant Techsystems5,699     -        -         -            121,000   109,744

 Catalina Marketing -         35,207   (9,051)   585          45,006    65,520

 Certegy            13,468    -        -         525          130,235   101,680

 Citadel            78,121    -        -         -            102,560   72,703
Broadcasting
 Fairmont Hotels    25,533    -        -         148          109,280   81,420

 Hewitt Associates  8,950     10,616   (1,139)   -            70,119    81,029

 Roper Industries   -         -        -         650          129,285   110,835

 Viad               14,505    -        -         734          29,663    92,500

 Waddell & Reed
 Financial          -         -        -         1,901        92,950    99,119

 T. Rowe Price
 Government Reserve
 Investment Fund    **        **       **        4,790        525,541   657,953

 Totals                                (10,190)  9,333       1,355,639 1,472,503

 ***Realized gain/(loss) and purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Mid-Cap Growth Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $8,913,551,000. Net unrealized gain aggregated $2,618,277,000 at period-end, of which $2,952,321,000 related to appreciated investments and $334,044,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004